Accounts Receivable	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
Accounts Receivable

3. Accounts Receivable

The Company extends credit on an unsecured basis to most of its customers. The Company’s exposure to expected credit losses depends on the financial condition of its customers and other macroeconomic factors beyond the Company’s control, such as deteriorating conditions in the world economy or in the industries the Company serves, changes in oil prices and political instability. While the Company actively manages its credit exposure and works to respond to both changes in the customers’ financial conditions or macroeconomic events, there can be no guarantee the Company will be able to mitigate all of these risks successfully.

The Company performs ongoing credit evaluations of its customers and adjust credit limits based upon payment history and the customer’s current creditworthiness based on expected exposure. The payment terms with customers are based on each customers’ creditworthiness and are generally 30 to 90 days, although certain markets and other customer-specific factors may warrant longer payment terms. Accounts receivable balances that are not paid within the terms of the sales agreement may be subject to finance fees based on the outstanding balance. Although the Company analyzes customers’ payment history and expected creditworthiness, since the Company extends credit on an unsecured basis to most of its customers, there is a possibility that any accounts receivable not collected may ultimately need to be written off.

The Company had accounts receivable of $25,125,851 and $18,446,176 as of December 31, 2023 and 2022, respectively, of which accounts receivable from the top five customers accounted for $14,487,032 and $9,253,060 as at December 31, 2023 and 2022 accounted for approximately 57.7% (the largest of which accounted for 15.6%) and 75.8% (the largest of which accounted for 22.4%) of total accounts receivable, respectively. The Company has no allowance for doubtful accounts as of December 31, 2023 and 2022 and no bad debt expense for the years then ended.

Subsequent to December 31, 2023, all accounts receivable recorded on December 31, 2023 has been collected substantially within their respective credit periods.

As of December 31, 2023, the Company sold accounts receivable of $ 1,684,268 ($5,168,297 as of December 31, 2022) to a bank under a non-recourse factoring arrangement (see Note 7), out of which, $1,626,345 ($4,134,637 as of December 31, 2022) has been received from the bank. Upon settlements from customers, the Company would receive $57,922 ($1,033,659 as of December 31, 2022) from the bank.